Summary of the main accounting policies: Condensed statement of financial position (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Financial Position
Cash and cash equivalents	$ 5,192,628	$ 6,192,679	$ 4,584,507	$ 4,677,454
Restricted cash and cash equivalents	5,055	165,622
Other current assets	221,792	160,905
Total current assets	7,716,049	7,845,856
Financial liabilities:
Current liabilities	(2,767,087)	(2,560,020)
Land, furniture and equipment	504,385	520,623	558,480
Long-term debt	(6,641,941)	(6,488,569)
Deferred income tax	(3,165,145)	(3,004,584)	(3,081,668)
Shareholders' equity	41,693,206	38,771,177	36,681,389	$ 33,688,301
Consolidated Statements of Comprehensive Income
Revenue	12,624,731	16,821,638	15,410,241
Other income	158,881	204,719	134,637
Deferred income tax		(932)	(932)
Net (loss) income for the year	2,126,537	5,683,635	5,119,806
Foreign currency translation	800,638	(588,575)	116,059
Total comprehensive income	2,922,029	5,089,788	5,240,557
Aerostar Airport Holdings, LLC
Consolidated Statements of Financial Position
Cash and cash equivalents	804,634	698,466	868,095
Restricted cash and cash equivalents	5,055	165,622	47,332
Other current assets	566,031	133,992	175,479
Total current assets	1,375,720	998,080	1,090,906
Financial liabilities:
Current liabilities	(606,433)	(672,943)	(640,785)
Working capital	769,287	325,137	450,121
Land, furniture and equipment	151,971	160,186	174,450
Intangible assets, airport concessions - Net	13,535,370	12,956,965	13,587,071
Other long term assets	32,578	16,759	544
Long-term debt	(7,171,278)	(6,799,941)	(7,282,268)
Accounts payable to the Company	(104,065)	(372,798)	(1,152,805)
Other long-term liabilities	(19,864)	(19,783)	(21,609)
Deferred income tax	(448,829)	(371,984)	(330,999)
Shareholders' equity	6,745,170	5,894,541	5,424,505
Consolidated Statements of Comprehensive Income
Revenue	2,902,238	3,306,149	3,025,267
Operating costs and expenses	(1,956,081)	(2,270,055)	(2,098,323)
Other income	158,906	204,074	134,637
Comprehensive financial cost - Net	(495,443)	(485,037)	(538,268)
Deferred income tax	(60,684)	(55,781)	(62,252)
Net (loss) income for the year	548,936	699,350	461,061
Foreign currency translation	(301,695)	(229,314)	(5,772)
Total comprehensive income	$ 247,241	$ 470,036	$ 455,289